Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and restricted cash	Cash, cash equivalents, and restricted cash consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$133,265	$34,766
Restricted cash	107	—
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$133,372	$34,766

Schedule of cash and cash equivalents	Cash, cash equivalents, and restricted cash consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$133,265	$34,766
Restricted cash	107	—
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$133,372	$34,766